Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Deferred tax liabilities
Investment in Sunlight Financial LLC	$ (36,686)
Deferred tax asset (liability), net	$ (36,686)